Accounts Receivables - Concessions (Details 3) - Generation Concession Agreements [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Beginning balance	R$ 71,835	R$ 68,642
Fair value adjustment	3,590	3,193
Ending balance	R$ 75,425	R$ 71,835